Capital Stock (Tables)	12 Months Ended
Feb. 28, 2015
Share-based Compensation [Abstract]
Changes in Issued and Outstanding Common Shares
The following details the changes in issued and outstanding common shares for the three years ended February 28, 2015:

	Capital Stock and Additional Paid-In Capital		Treasury Stock
	Stock Outstanding (000’s)	Amount	Stock Outstanding (000’s)	Amount
Common shares outstanding as at March 3, 2012	524,160	$2,446	8,711	$(299)
Stock-based compensation	—	86	—	—
Tax deficiencies related to stock-based compensation	—	(11)	—	—
Purchase of treasury stock	—	—	3,006	(25)
Treasury shares released for RSU settlements	—	(90)	(2,697)	90
Common shares outstanding as at March 2, 2013	524,160	2,431	9,020	(234)
Exercise of stock options	417	3	—	—
Common shares issued for RSU settlements	1,975	—	—	—
Stock-based compensation	—	68	—	—
Tax deficiencies related to stock-based compensation	—	(13)	—	—
Purchase of treasury stock	—	—	1,641	(16)
Treasury shares released for RSU settlements	—	(71)	(3,001)	71
Common shares outstanding as at March 1, 2014	526,552	2,418	7,660	(179)
Exercise of stock options	945	6	—	—
Common shares issued for RSU settlements	1,305	—	—	—
Stock-based compensation	—	50	—	—
Excess tax benefit related to stock-based compensation	—	8	—	—
Purchase/sale of treasury stock	—	—	(6,033)	141
Treasury shares released for RSU settlements	—	(38)	(1,627)	38
Common shares outstanding as at February 28, 2015	528,802	$2,444	$—	$—

Summary of Option Activity
A summary of option activity since March 3, 2012 is shown below:

	Options Outstanding
	Number (000’s)	Weighted- Average Exercise Price	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at March 3, 2012	3,618	$73.86
Granted during the year	5,288	7.86
Forfeited/cancelled/expired during the year	(1,646)	60.86
Balance as at March 2, 2013	7,260	27.53
Exercised during the year	(417)	7.36
Forfeited/cancelled/expired during the year	(3,576)	42.55
Balance as at March 1, 2014	3,267	12.08
Granted during the year	526	10.06
Exercised during the year	(945)	7.13
Forfeited/cancelled/expired during the year	(1,362)	17.10
Balance as at February 28, 2015	1,486	$9.34	3.11	$5
Vested and expected to vest as at February 28, 2015	1,434	$9.39	3.09	$4
Exercisable as at February 28, 2015	566	$11.36	2.39	$2

Summary of Unvested Stock Options
A summary of unvested stock options since March 1, 2014 is shown below:

	Options Outstanding
	Number (000’s)	Weighted-Average Grant Date Fair Value
Balance as at March 1, 2014	1,977	$4.48
Granted during the year	526	—
Vested during the year	(600)	—
Forfeited during the year	(983)	—
Balance as at February 28, 2015	920	$4.27

Option-Pricing Model Assumptions

February 28, 2015
Weighted-average grant date fair value of stock options granted during the period	$4.32
Assumptions:
Risk-free interest rates	1.25%
Expected life in years	3.67
Expected dividend yield	—%
Volatility	56.59%

Restricted Share Unit Activity
A summary of RSU activity since March 3, 2012 is shown below:

	RSUs Outstanding
	Number (000’s)	Weighted- Average Grant Date Fair Value	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at March 3, 2012	8,595	$31.96
Granted during the year	11,189	7.94
Vested during the year	(2,697)	38.96
Forfeited/cancelled during the year	(1,902)	25.46
Balance as at March 2, 2013	15,185	13.83
Granted during the year	21,741	7.39
Vested during the year	(4,977)	17.11
Forfeited/cancelled during the year	(7,604)	11.44
Balance as at March 1, 2014	24,345	8.15
Granted during the year	9,530	9.72
Vested during the year	(2,928)	13.73
Forfeited/cancelled during the year	(4,946)	9.55
Balance as at February 28, 2015	26,001	$7.84	2.58	$281
Vested and expected to vest February 28, 2015	25,001	$7.79	2.61	$270